Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 3,923,852	$ 2,123,114	$ 10,508,395	$ 7,063,626	$ 8,995,280	$ 8,410,489
General and administrative	1,825,822	1,845,248	5,453,643	5,963,067	8,506,438	12,268,909
Operating loss	(5,749,674)	(3,968,362)	(15,962,038)	(13,026,693)	(17,501,718)	(20,679,398)
Interest and other income (expense), net	(229,380)	(58,885)	(638,212)	(44,512)	(174,514)	(30,593)
Loss before income taxes	(5,979,054)	(4,027,247)	(16,600,250)	(13,071,205)	(17,676,232)	(20,709,991)
Income tax benefit (expense)
Net loss	(5,979,054)	(4,027,247)	(16,600,250)	(13,071,205)	$ (17,676,232)	$ (20,709,991)
Other comprehensive income (loss):
Change in unrealized loss on short-term investments		3,249		(166)
Comprehensive loss	$ (5,979,054)	$ (4,023,998)	$ (16,600,250)	$ (13,071,371)
Net loss per share of common stock, basic	$ (6.05)	$ (7.12)	$ (23.24)	$ (23.12)	$ (31.26)	$ (55.87)
Net loss per share of common stock, diluted	$ (6.05)	$ (7.12)	$ (23.24)	$ (23.12)	$ (31.26)	$ (55.87)
Weighted average number of shares used in computing net loss per share of common stock, basic	988,333	565,470	714,397	565,470	565,470	370,679
Weighted average number of shares used in computing net loss per share of common stock, diluted	988,333	565,470	714,397	565,470	565,470	370,679